CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net loss	$ (17,105,791)	$ (16,466,780)	$ (35,399,257)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	19,205	35,848	42,400
Stock-based compensation	1,047,387	1,649,044	2,734,946
Litigation settlement loss	0	0	2,700,000
Changes in fair value of the liability for options and warrants - gains	60,640	(3,238,911)	(2,581,473)
Foreign currency exchange (gains) losses	(30,366)	(104,719)	93,402
(Increase) decrease in assets:
Prepaid expenses and other current assets	710,335	(716,859)	807,408
(Decrease) increase in liabilities:
Accounts payable and accrued expenses	2,380,277	(3,689,860)	12,222
Other liabilities	0	(48,003)	(8,357)
Total adjustments	4,187,478	(6,113,460)	3,800,548
Net Cash Used in Operating Activities	(12,918,313)	(22,580,240)	(31,598,709)
Cash Flows from Investing Activities:
Purchase of property and equipment	0	0	(36,885)
Maturities of short-term investments	0	0	10,021,963
Net Cash Provided by Investing Activities	0	0	9,985,078
Cash Flows from Financing Activities:
Net proceeds from issuance of ordinary shares	12,647,953	306,232	15,671,881
Net Cash Provided by Financing Activities	12,647,953	306,232	15,671,881
Effect of Exchange Rates on Cash and Restricted Cash	34,084	(6,931)	(50,324)
Net Decrease in Cash and Restricted Cash	(236,276)	(22,280,939)	(5,992,074)
Cash and Restricted Cash, beginning of year	5,967,967	28,248,906	34,240,980
Cash and Restricted Cash, end of year (a)	5,731,691	5,967,967	28,248,906
Supplemental Disclosures of Cash Flow Information:
Deferred financing costs	$ 263,044	$ 585,000	$ 0